27 Insurance (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Summary of insurance [Line Items]
Coverage	R$ 5,796,130
Specified risks - fire [member]
Summary of insurance [Line Items]
Coverage	2,185,827
Engineering risk [member]
Summary of insurance [Line Items]
Coverage	2,764,278
Guarantee insurance for escrow deposit [member]
Summary of insurance [Line Items]
Coverage	500,000
Traditional guarantee insurance [member]
Summary of insurance [Line Items]
Coverage	100,000
Civil liability- d&o (directors and officers) [member]
Summary of insurance [Line Items]
Coverage	100,000
Civil liability - works [member]
Summary of insurance [Line Items]
Coverage	136,010
Domestic and international transportation [member]
Summary of insurance [Line Items]
Coverage	1
Civil liability - operations [member]
Summary of insurance [Line Items]
Coverage	10,000
Other insurance coverage [member]
Summary of insurance [Line Items]
Coverage	R$ 15